Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of components of long-term debt
Schedule of components of long-term debt
	June 30, 2023	December 31, 2022
Term loan balance	$105,244	$71,000
Convertible debt balance	10,880	7,000
Related-party convertible debt balance	17,670	11,964
Less unamortized debt issuance costs	(37,357)	(6,138)
Total borrowed	96,437	83,826
Less short-term debt obligation balance	-	(3,771)
Long-term debt obligation balance	$96,437	$80,055

Schedule of components of long-term debt
	As of December 31,
	2022	2021
Term loan balance	$71,000	$77,000
Convertible debt balance	7,000	-
Related-party convertible debt balance	11,964	-
Less unamortized debt issuance costs and discounts	(6,138)	(3,334)
Total borrowed	83,826	73,666
Less short-term debt obligation balance	(3,771)	(22,666)
Long-term debt obligation balance	$80,055	$51,000

Schedule of maturities of long-term debt
Schedule of maturities of long-term debt
Fiscal Years Ending December 31,
2023	$-
2024	-
2025	108,543
2026	25,251
Total	$133,794

Schedule of maturities of long-term debt
Fiscal Years Ending December 31,
2023	$6,000
2024	83,964
Total	$89,964